General Information (Details Textual) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands, in Thousands									1 Months Ended									12 Months Ended
		Dec. 07, 2018 USD ($)	Nov. 13, 2018 CLP ($) shares	Nov. 13, 2018 EUR (€) shares	Aug. 09, 2018 CLP ($)	Dec. 12, 2017 CLP ($) $ / shares	Jan. 07, 2016 CLP ($)	Jul. 11, 2011	Dec. 17, 2018 CLP ($)	Dec. 17, 2018 USD ($)	Sep. 20, 2018 CLP ($)	Sep. 20, 2018 USD ($)	Aug. 31, 2018 CLP ($) $ / perunit shares	Jan. 29, 2018 CLP ($) $ / perunit	Dec. 29, 2016 CLP ($)	Jun. 30, 2016 CLP ($)	Jan. 29, 2016 CLP ($)	Dec. 31, 2018 CLP ($) Number shares		Dec. 31, 2018 USD ($)		Dec. 31, 2018 CLF ( )		Dec. 31, 2017 CLP ($)		Dec. 31, 2016 CLP ($)		Dec. 31, 2018 USD ($) Number shares	Dec. 31, 2018 CLF ( ) Number shares	Aug. 09, 2018 USD ($)	Jun. 05, 2018 USD ($)	Jun. 05, 2018 ARS ($)	Apr. 30, 2018 CLP ($)	Apr. 30, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017	Mar. 31, 2016 CLP ($)	Mar. 31, 2016 USD ($)	May 07, 2014	Dec. 02, 2011
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																													185,648,399						$ 306,000,000
Proportion of ownership interest in joint venture							50.99%
Percentage of voting equity interests acquired					17.00%								30.0004%	0.18%				49.9589%										49.9589%	49.9589%	17.00%
Proportion of ownership interest in subsidiary	[1]																	49.9589%		49.9589%		49.9589%		49.9589%
Proportion of ownership interests held by non-controlling interests							49.01%
Consideration transferred, acquisition-date fair value					$ 5,457,935		$ 118,092						$ 361,560	$ 49,400,000				$ 641,489												$ 8,500,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities									$ 27,659,891	$ 40,294,696	$ 1,044,688	$ 1,530,029						$ 49,222,782	[2]					$ 7,800,000	[2]	$ 19,111,686	[2]
Number of instruments or interests issued or issuable | $ / perunit														934,774,763
Number of employees | Number																		8,797										8,797	8,797
Intangible assets other than goodwill																		$ 118,964,142						77,032,480		77,934,155
Profit (loss), attributable to ordinary equity holders of parent entity																		306,890,792						129,607,353		118,457,488
Cash flows from (used in) operating activities																		429,313,131						262,161,431		190,014,348
Other Income																		228,455,054						6,717,902		5,144,154
Cost of sales																		$ 860,011,392	[3]					$ 798,738,655		741,819,916
Payment Of Capital Commitment															$ 2,226,656
Dividend payables																															$ 129,858,280	$ 5,141,760,000,000	$ 104,729,404	$ 4,146,778,022,400
Sale Or Issue Of Share To Subsidiary		$ 2,600
Consideration paid (received)													$ 470,711
Number of shares issued and fully paid | shares			(12,000)	(12,000)														369,502,872										369,502,872	369,502,872
Payments to acquire or redeem entity's shares			$ 9,252	€ 12,000
Compaa Cerveceras Unidas SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss), attributable to ordinary equity holders of parent entity |																						157,358,973
Sajonia Brewing Company S.R.L [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																					51.00%	51.00%
Consideration transferred, acquisition-date fair value																																					$ 641,489	$ 1,000,000
Vina San Pedro Tarapaca S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired						2.50%
Consideration transferred, acquisition-date fair value						$ 7,800,000
Number of instruments or interests issued or issuable						1,000,000,000
Offering Price Per Share | $ / shares						$ 7.8
Peruvian brand BarSol [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																				40.00%
Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																							34.00%
BBO [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary					51.00%
Cervecera Guayacn SpA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Number of instruments or interests issued or issuable | $ / perunit													39,232
Proportion of voting rights held in subsidiary													50.0004%
Number of shares issued and fully paid | shares													49,038
Budweiser Beer [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																				$ 10,000,000
Other Income																		$ 4,840,167		6,451,629		6,109,800
commercialization of the Brands [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																		17,107,440		28,000,000
Cost of sales																		$ 14,251,811		$ 19,802,868
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary																		50.0917%		50.0917%		50.0917%		50.0917%
Proportion of voting rights held in subsidiary																		50.0917%		50.0917%		50.0917%		50.0917%
Embotelladoras Chilenas Unidas S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary																		99.9834%		99.9834%		99.9834%		99.9834%
Compania Industrial Cervecera S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary																		99.995%		99.995%		99.995%		99.9949%
Proportion of voting rights held in subsidiary																		100.00%		100.00%		100.00%		100.00%
Compania Industrial Cervecera S.A. [Member] | Los Huemules S.R.L LH [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired							50.99%
Promarca Internacional SpA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary																100.00%		49.9917%	[4]	49.9917%	[4]	49.9917%	[4]	49.9917%	[4]
Consideration transferred, acquisition-date fair value																		$ 8,199,240
Proportion of voting rights held in subsidiary	[4]																	49.9917%		49.9917%		49.9917%		49.9917%
Inversiones Invex CCU Dos Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Dividend payables																																	$ 25,128,876	$ 994,981,977,600
CCU Inversiones S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary																		99.7775%		99.7775%		99.7775%		99.9733%
Proportion of voting rights held in subsidiary														99.02%				99.7775%		99.7775%		99.7775%		99.9733%
CCU Inversiones S.A [Member] | VSPT [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired														15.79%
Consideration transferred, acquisition-date fair value														$ 49,222,782
Number of instruments or interests issued or issuable | $ / perunit														6,310,613,119
Proportion of voting rights held in subsidiary														83.01%
Manantial S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary																	100.00%
Consideration transferred, acquisition-date fair value																	$ 19,111,686
Manantial S.A. [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																	48.07%
Proportion of ownership interest in subsidiary																	99.08%
Manantial S.A. [Member] | Embotelladoras Chilenas Unidas S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																	0.92%
Proportion of ownership interests held by non-controlling interests																	0.92%
Quinenco S.A. And Heineken Chile Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in joint venture																		50.00%		50.00%		50.00%
Promarca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																		$ 4,581,922						$ 4,524,117		4,812,696
Distributable Profit Percentage																		100.00%		100.00%		100.00%
New Ecusa S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in joint venture																50.00%
Joint ventures [member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash receipts from repayment of advances and loans made to related parties																$ 8,199,240
Compania Pisquera Bauza S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																								49.00%
Percentage Of Joint Venture Ownership Interest Sold																		49.00%										49.00%	49.00%
Bebidas CCU-PepsiCo SpA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																		$ 1,137,233						1,078,916		1,066,005
Distributable Profit Percentage																		100.00%		100.00%		100.00%
Bebidas Carozzi CCU SpA. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																		$ 1,263,169						$ 2,278,345		797,268
Distributable Profit Percentage																		100.00%		100.00%		100.00%
Inversiones Y Rentas S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Subsidiary Interest Ownership Percentage Held By Parent																		60.00%		60.00%		60.00%
Bauza Family [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary								51.00%
Budweiser In Argentina [Member] | ABI Group [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																												$ 306,000,000
Budweiser In Argentina [Member] | AB InBev [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																												400,000,000,000
Trademarks [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase (decrease) through transfers, intangible assets other than goodwill																										$ 5,614,575
Brand names [member]
Disclosure Of General Information About Financial Statements [Line Items]
Intangible assets other than goodwill																												$ 44,044,000	26,721,236

[1]	See Note 1 – General Information, letter E), Subsidiaries with direct or indirect participation of less than 50%
[2]	In 2018, through its subsidiary CCU Inversiones S.A. correspond to the acquisition of 15.79% of VSPT (see Note 1 – General information, letter D)). In 2017, corresponds to the acquisition of 2.5% of interet in VSPT, through its subsidiary CCU Inversiones S.A. (see Note 1 – General information, letter D)). In 2016, corresponds to the acquisition of an additional interest in Manantial S.A., through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A. (see Note 1 – General information, letter D)).
[3]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[4]	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.